POST-EMPLOYMENT BENEFITS - Employer contributions (Details) R$ in Thousands	12 Months Ended
	Dec. 31, 2018 BRL (R$) USD ($)	Dec. 31, 2017 BRL (R$)
Defined Pension Benefits
Contributions made by employer		R$ 163,857
Average weighted duration of the defined benefit obligation | $	99.9
BD Plan
Defined Pension Benefits
Contributions made by employer	R$ 294,978	R$ 328,526
CD Plan
Defined Pension Benefits
Contributions made by employer	312,983
Defined benefit pension plan
Defined Pension Benefits
Contributions to defined benefit plan	258,806
Defined benefit plan expected maturation of non-discounted benefits	28,663,139
Less than one year | Defined benefit pension plan
Defined Pension Benefits
Defined benefit plan expected maturation of non-discounted benefits	1,638,516
2020 | Defined benefit pension plan
Defined Pension Benefits
Defined benefit plan expected maturation of non-discounted benefits	1,700,118
2021 | Defined benefit pension plan
Defined Pension Benefits
Defined benefit plan expected maturation of non-discounted benefits	1,723,513
2022 | Defined benefit pension plan
Defined Pension Benefits
Defined benefit plan expected maturation of non-discounted benefits	1,773,834
2023 | Defined benefit pension plan
Defined Pension Benefits
Defined benefit plan expected maturation of non-discounted benefits	1,724,886
More than five years | Defined benefit pension plan
Defined Pension Benefits
Defined benefit plan expected maturation of non-discounted benefits	R$ 20,102,272